Document and Entity Information	Jan. 03, 2022
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 03, 2022
Entity Registrant Name	CIT GROUP INC
Entity Incorporation, State or Country Code	DE
Entity File Number	001-31369
Entity Tax Identification Number	65-1051192
Entity Address, Address Line One	11 W. 42nd Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	212
Local Phone Number	461-5200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001171825
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	CIT
Security Exchange Name	NYSE
Series B Preferred Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	5.625% Non-Cumulative Perpetual Preferred Stock, Series B, par value $0.01 per share
Trading Symbol	CITPRB
Security Exchange Name	NYSE